Deposits	12 Months Ended
Dec. 31, 2020
Deposits [Abstract]
Deposits	Deposits
Time deposits in denominations of $250,000 or more totaled $1.2 billion at Dec. 31, 2020 and $44.1 billion at Dec. 31, 2019. In 2020, the Federal Reserve reduced the minimum reserve requirement to 0%. As a result, we suspended our process of establishing time deposits, as an agent, derived from client demand deposits.

At Dec. 31, 2020, the scheduled maturities of total time deposits are $1.4 billion in 2021 and $2 million in 2022. No time deposits are scheduled to mature after 2022.